Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Accounts payable and accrued liabilities [Text Block]

18. Accounts payable and accrued liabilities

	December 31,	December 31,
	2019	2018
	$	$

Payables on metals received from offtakes	-	5,190
Trade payables	6,836	217
Other payables	6,044	5,246
Accrued interests on long-term debt	265	46
Other accrued liabilities	5,627	1,033
	18,772	11,732